SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

a.	Basis of presentation and principles of consolidation:

The accompanying consolidated financial statements are prepared in accordance with U.S. GAAP.

The consolidated financial statements include accounts of the Company’s wholly-owned subsidiary in the United Kingdom that was dissolved in February 2023.

Use of estimates

b.	Use of estimates:

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Significant items subject to such estimates and assumptions include, identifying the existence of embedded derivatives, share-based compensation and the determination of the fair value of the Company’s Ordinary Shares and share options and the fair value of convertible securities.

Management believes that the estimates, and judgments they made, are reasonable based upon information available to them at the time that these estimates and judgments are made. To the extent that there are material differences between these estimates and actual results, the Company’s consolidated financial statements will be affected.

Financial statements in U.S. dollars

c.	Financial statements in U.S. dollars:

The functional and reporting currency of the Company is the United States dollar (“USD” or “U.S. dollar”) as the U.S. dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

The Company balances and transactions denominated in U.S. dollars are presented at their original amounts. Non-U.S. dollar transactions and balances have been remeasured to U.S. dollars in accordance with Accounting Standards Codification (“ASC”) 830 of the Financial Accounting Standards Board (“FASB”). All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-U.S. dollar currencies are included within other expense, net in the consolidated statements of operations.

Cash and cash equivalents

d.	Cash and cash equivalents:

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, short-term deposits and restricted cash. The Company’s cash and cash equivalents consist of demand deposits with financial institutions. The associated risk of concentration is mitigated by banking with creditworthy institutions.

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.

Restricted cash

e.	Restricted cash:

Restricted cash primarily consists of amounts used to secure the Company’s corporate credit cards, and are invested in highly liquid deposits, with maturities of three months or less.

Short-term deposits

f.	Short-term deposits:

Short-term deposits include bank deposits with original maturities greater than three months and with remaining maturities of less than one year. Such deposits are presented at cost, including accrued interest, which approximates their fair value.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

Deferred offering costs

g.	Deferred offering costs:

Prior to the IPO, offering costs, which consist of direct incremental legal, accounting, and other fees directly associated with the IPO, were deferred. As of December 31, 2024, there were $260 deferred offering costs recorded on the consolidated balance sheet. There were no offering costs recorded as of December 31, 2023.

Upon consummation of the IPO, deferred offering costs of $260 incurred as of December 31, 2024, and offering costs of $1,570 incurred during the year ended December 31, 2025, were recorded as a reduction of the proceeds generated from the IPO, which was recognized in additional paid-in capital.

Ordinary Share Warrants [Policy Text Block]

h.	Ordinary Share Warrants

The Company accounts for ordinary share warrants issued to its investors and underwriters as either equity-classified or liability-classified instruments, based on an assessment of the warrant’s specific terms and the applicable authoritative guidance in ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, or meet all of the requirements for equity classification under FASB ASC 815, including whether the warrants are indexed to the Company’s own Ordinary Shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification.

The 37,614 Ordinary Shares issuable upon the exercise of warrants issued to the underwriters in the IPO (the “Underwriter Warrants”) are outstanding as of December 31, 2025 and are classified as equity. See Note 7(2)(d).

Severance pay

i.	Severance pay:

According to the Israeli Severance Pay Law, 1963 (“Severance Pay Law”), all of the Company’s employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment, or a portion thereof. The Company’s liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”).

Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees.

Therefore, the Company does not recognize a liability for severance pay due to its employees beyond the monthly deposits they are required to make and, accordingly, the amounts deposited under Section 14 are not recorded as an asset in the consolidated balance sheets. Severance expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $32, $10 and $10, respectively.

Fair value measurement

j.	Fair value measurement:

The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC Topic 820, “Fair Value Measurement.” Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Balances included in the consolidated financial statements measured at fair value on a recurring basis include convertible securities. When developing fair value measurements, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. However, for estimating the fair value of convertible securities the Company utilizes unobservable inputs in determining fair value due to the lack of observable inputs in the market, which requires greater judgment in measuring fair value. In instances where there is limited or no observable market data, fair value measurements for assets and liabilities are based primarily upon the Company’s own estimates, and the measurements reflect information and assumptions that management believes a market participant would use in pricing the asset or liability.

NASUS PHARMA LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

Leases

k.	Leases

The Company’s lease portfolio primarily includes certain vehicles under operating lease arrangements.

The Company accounts for its leases in accordance with ASC Topic 842, “Leases” (“ASC 842”). The Company determines if an arrangement is a lease at inception by determining if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration and other facts and circumstances.

The Company recognizes a right-of-use asset (“ROU”) and lease liability for its operating leases with a term greater than twelve months upon lease arrangement inception.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the terms of lease contracts. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Since the Company’s leases do not provide an implicit rate, the Company’s incremental borrowing rate is used based on the information available at the commencement date in determining the present value of lease payments.

The lease terms used to calculate the ROU asset and related lease liability include options to extend the lease when it is reasonably certain that the Company will exercise that option.

The Company accounts for lease and non-lease components as a single lease component for all its leases

Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense.

The Company utilized the practical expedient in ASC 842 and elected not to record leases with an initial term of 12 months or less (“short term leases”) on the balance sheet. Therefore, for short-term leases, ROU assets and lease liabilities are not recognized, and the Company records such lease payments in the consolidated statements of operations on a straight-line basis over the lease term.

Rent expenses for the years ended December 31, 2025, 2024 and 2023 were $12, $0 and $0, respectively. For additional information, see Note 9

General and Administrative

l.	General and Administrative

General and administrative expenses consist primarily of compensation-related expenses for management and other employees. Also, it consists of expenses for facilities, professional services fees, management fees, insurance costs, and other general overhead costs. General and administrative expenses are expensed as incurred with the exception of share-based compensation, which is recognized as described in Note 2.o.

Research and development costs

m.	Research and development costs:

Research and development expenses include compensation-related expenses, consulting costs, external contract research and development expenses, clinical trial costs, raw materials, third party manufacturing costs. Research and development costs are expensed as incurred, except for share-based compensation, which is recognized as described in Note 2.o.

In August 2024, the Company entered into a non-recurring research and development arrangement with a governmental body. As part of the arrangement, the Company performed certain research and development activities in connection with a new formulation, that is intended to be used through intranasal delivery. The Company does not have an obligation or other contractual commitment to repay the amounts received under this arrangement, and intellectual property and know-how, if any, resulting from the performance of such research and development activities will remain with the Company. Additionally, the Company does not provide research and development services as part of its central operations. The amounts received under the arrangement of $228 were recorded as a reduction to research and development expenses within the consolidated statements of operations during the year ended December 31, 2025.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

Patent Costs

n.	Patent Costs

Legal and related patent costs are expensed as incurred as their realization is uncertain. Costs related to patent registration are classified as general and administrative expenses, and costs related to acquired patents are recorded in research and development expenses within the consolidated statements of operations.

Contingent liabilities

o.	Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC No. 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred, and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. See Note 6.

Income tax

p.	Income tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income or expense in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred income tax assets to the amount expected to be realized based on management’s consideration of all positive and contradictory evidence available. As of December 31, 2025, and 2024, a full valuation allowance was established by the Company to reduce the deferred tax assets to the amount supported by future reversals of existing taxable temporary differences.

The Company evaluates uncertainty in income tax positions based on a more-likely-than-not recognition standard. If that threshold is met, the tax position is then measured at the largest amount that is greater than 50% likely of being realized upon ultimate settlement. If applicable, the Company records interest and penalties as a component of income tax expense. The Company applies a more-likely-than-not recognition threshold to uncertain tax positions based on the technical merits of the income tax positions taken. The Company does not recognize a tax benefit unless it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit that is recorded for these positions is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company believes that its tax positions are all highly certain of being upheld upon examination. As such, as of December 31, 2025 and 2024, the Company has not recorded any liability for unrecognized tax benefits.

Share-based compensation

q.	Share-based compensation:

The Company measures and records the expense related to share-based compensation awards made to employees, directors, and non-employee service providers based on estimated fair values of those awards as determined on the date of grant. The Company recognizes share-based compensation expenses based on the accelerated attribution method over the requisite service period. The Company recognizes forfeitures of awards as they occur.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

The Company uses the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the fair value of share options. The Black-Scholes option pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of share-based compensation awards, including the Class Ordinary Share price, expected volatility of the underlying Class Ordinary Share, expected option term (the time from the grant date until the share options are exercised or expire), and expected divided yield. The Company calculates the fair value of share options granted using the following assumptions:

●	Ordinary Share Price – Since the Company’s Ordinary Shares were not publicly traded prior to its IPO, the Company estimated its Ordinary Share price based on third party valuation. After the closing of the IPO the Company value the shares based on market price.

●	Expected Volatility – Since the Company’s Ordinary Shares were not publicly traded prior to its IPO, and given there was limited history after the closing of the IPO, the Company estimated volatility for share option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the share option grant for a term that is approximately equal to the share options’ expected term.

●	Expected Term—The expected term of the Company’s share options represents the period that the share options are expected to be outstanding. The Company has elected to use the “simplified” method for share options granted to employees and directors, as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. Under this approach, the midpoint of the share options vesting term and contractual expiration period to compute the expected term. The simplified method makes the assumption that the employee will exercise share options evenly over the period when the share options are vested and ending on the date when the share options expire. The expected term for share options granted to non-employees is based on the contractual term.

●	Risk-Free Interest Rate—The risk-free interest rate is based on the implied yield currently available on US Treasury zero-coupon issues with a term that is equal to the share options’ expected term at the grant date.

●	Dividend Yield—The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Basic and diluted net loss per share

r.	Basic and diluted net loss per share

Basic loss per share attributable to holders of Ordinary Shares is computed by dividing the net loss by the weighted average number of Ordinary Shares outstanding during the period. Diluted loss per share attributable to holders of Ordinary Shares is computed by dividing the net loss attributable to holders of Ordinary Shares and assumed conversions by the weighted average number of Ordinary Shares outstanding together with the number of additional Ordinary Shares that would have been outstanding if all potentially dilutive Ordinary Shares had been issued. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive Ordinary Shares are anti-dilutive.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

Risks and Uncertainties

s.	Risks and Uncertainties

The Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for any product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations and reliance on third parties to assist in discovery and development activities, and conducting the Company’s clinical trials and performing data collection and analysis.

Concentrations of Risk

t.	Concentrations of Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents and short-term deposits. Bank deposits are held by financial institutions, and these deposits may at times not be insured. The Company limits its credit risk associated with cash and cash equivalents by placing them with financial institutions that it believes are of high-quality credit rating. The Company has not experienced any losses on its deposits of cash or cash equivalents.

Emerging Growth Company Status

u.	Emerging Growth Company Status

The Company is an emerging growth company (“EGC”), as defined in Section 2(a) of the United States Securities Act of 1933 (“Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts EGCs from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an EGC can elect to opt out of the extended transition period and comply with the requirements that apply to non-EGCs but any such election to opt out is irrevocable. The Company has not elected to opt out of such extended transition period which means that when a financial accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an EGC, can adopt the new or revised standard at the time private companies adopt the new or revised standard. The Company will be eligible to use this extended transition period under the JOBS Act until the earlier of the date it (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective dates for new or revised accounting standards that are applicable to public companies, which may make comparison of the Company’s financials to those of other public companies more difficult.

The Company will cease to be an EGC on the date that is the earliest of (i) the end of the Company’s fiscal year in which its total annual gross revenue exceeds $1.235 billion, (ii) the last day of the Company’s fiscal year following the fifth anniversary of the date on which initial public offering has been consummated, (iii) the date on which the Company has issued more than $1.0 billion in non-convertible debt during the preceding three-year period or (iv) the last day of the Company’s fiscal year in which the market value of the Company’s Ordinary Shares held by non-affiliates exceeds $700 million as of the last business day of its most recently completed second quarter.

Recently Adopted Accounting Standards

v.	Recently Adopted Accounting Standards

As an EGC, the JOBS Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.

This ASU is effective starting our annual fiscal year 2024, and interim periods starting in fiscal year 2025.

The Company has adopted the new guidance for fiscal year 2024 annual consolidated financial statements and interim consolidated financial statements thereafter and has applied it retrospectively for prior period presented in the consolidated financial statements. See Note 10 – Segment Reporting for further information.

Recently Issued Accounting Standards Not Yet Adopted

w.	Recently Issued Accounting Standards Not Yet Adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Tax (Topic 740): Improvements to Income Tax Disclosures, which amended disclosure requirements for income taxes. The primary changes from this update relate to improvements over income tax disclosures related to the rate reconciliation, income taxes paid and other disclosures. The amendments in this update are effective for annual reporting periods beginning after December 15, 2025, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

In November 2024, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses. This update aims to enhance the transparency of financial reporting by requiring public business entities (PBEs) to provide disaggregated disclosure of certain income statement expense captions into specified categories in disclosures within the footnotes to the consolidated financial statements. The ASU is effective for annual fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. Adoption of this ASU should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and disclosures.